SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28.SUBSEQUENT EVENTS

Dividends Declared

On February 12, 2026, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.45 per common share (a total value of approximately $225.0 million), payable on March 16, 2026 to holders of record of the common shares of the Company on March 2, 2026.